                             AIM EQUITY FUNDS, INC.
                           AIM AGGRESSIVE GROWTH FUND

                        Supplement dated August 15, 1997
                     to the Prospectus dated August 4, 1997

  The following replaces in its entirety the Financial Highlights information contained on page 5 of the above-referenced prospectus:
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Shown below for the periods indicated are per share data, ratios and supplemental data of the Fund. The data for the six-month period ended April 30, 1997, is unaudited. The data for the fiscal years ended October 31, 1996, 1995, 1994 and the ten months ended October 31, 1993 has been audited by KPMG Peat Marwick LLP, independent auditors, whose unqualified report thereon appears in the Statement of Additional Information and is available upon request from AIM Distributors, and the data for the six years ended December 31, 1992 has been derived from financial statements audited by Price Waterhouse LLP.

   (PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                                                           TEN
                                                                                         MONTHS
                                                       YEAR ENDED OCTOBER 31,             ENDED        YEAR ENDED DECEMBER 31,
                                 APRIL 30,        ----------------------------------   OCTOBER 31,    --------------------------
                                    1997             1996         1995        1994        1993        1992(a)    1991      1990
                                 ----------       ----------   ----------   --------   -----------    -------   -------   ------
Net asset value, beginning of
 period........................  $    44.93       $    40.13   $    28.37   $  23.85    $  18.52      $ 16.06   $ 11.85   $13.30
Income from investment
 operations:
 Net investment income
   (loss)......................       (0.16)           (0.32)       (0.04)     (0.05)      (0.02)       (0.03)    (0.04)    0.08
 Net gains (losses) on
   securities (both realized
   and unrealized).............       (6.08)            6.09        11.80       4.57        5.35         3.41      7.29    (0.95)
                                 ----------       ----------   ----------   --------    --------      -------   -------   ------
 Total from investment
   operations..................       (6.24)            5.77        11.76       4.52        5.33         3.38      7.25    (0.87)
                                 ----------       ----------   ----------   --------    --------      -------   -------   ------
Less distributions:
 Dividends from net investment
   income......................          --               --           --         --          --           --        --    (0.09)
 Distributions from capital
   gains.......................       (2.30)           (0.97)          --         --          --        (0.92)    (3.04)   (0.49)
                                 ----------       ----------   ----------   --------    --------      -------   -------   ------
 Total distributions...........       (2.30)           (0.97)          --         --          --        (0.92)    (3.04)   (0.58)
                                 ----------       ----------   ----------   --------    --------      -------   -------   ------
Net asset value, end of
 period........................  $    36.39       $    44.93   $    40.13   $  28.37    $  23.85      $ 18.52   $ 16.06   $11.85
                                 ==========       ==========   ==========   ========    ========      =======   =======   ======
Total return(b)................      (14.54)%          14.77%       41.45%     18.96%      28.78%       21.34%    63.90%   (6.50)%
                                 ==========       ==========   ==========   ========    ========      =======   =======   ======
Ratios/supplemental data:
 Net assets, end of period
   (000s omitted)..............  $2,176,719       $2,750,564   $2,245,554   $687,238    $217,256      $38,238   $16,218   $9,234
                                 ==========       ==========   ==========   ========    ========      =======   =======   ======
 Ratio of expenses to average
   net assets(c)...............        1.06%(d)(e)       1.11%       1.08%      1.07%       1.00%(g)     1.25%     1.25%    1.25%
                                 ==========       ==========   ==========   ========    ========      =======   =======   ======
 Ratio of net investment income
   (loss) to average net
   assets(f)...................       (0.77)%(d)       (0.76)%      (0.19)%    (0.26)%     (0.24)%(g)   (0.59)%   (0.31)%   0.62%
                                 ==========       ==========   ==========   ========    ========      =======   =======   ======
 Portfolio turnover rate.......          36%              79%          52%        75%         61%         164%      165%     137%
                                 ==========       ==========   ==========   ========    ========      =======   =======   ======
 Average broker commission
   rate(h).....................  $   0.0539       $   0.0545          N/A        N/A         N/A          N/A       N/A      N/A
                                 ==========       ==========   ==========   ========    ========      =======   =======   ======


                                   YEAR ENDED DECEMBER 31,
                                 ---------------------------
                                  1989      1988      1987
                                 -------   -------   -------
Net asset value, beginning of
 period........................  $ 11.07   $  9.86   $ 12.10
Income from investment
 operations:
 Net investment income
   (loss)......................     0.03      0.05        --
 Net gains (losses) on
   securities (both realized
   and unrealized).............     2.28      1.21     (1.38)
                                 -------   -------   -------
 Total from investment
   operations..................     2.31      1.26     (1.38)
                                 -------   -------   -------
Less distributions:
 Dividends from net investment
   income......................    (0.03)    (0.05)       --
 Distributions from capital
   gains.......................    (0.05)       --     (0.86)
                                 -------   -------   -------
 Total distributions...........    (0.08)    (0.05)    (0.86)
                                 -------   -------   -------
Net asset value, end of
 period........................  $ 13.30   $ 11.07   $  9.86
                                 =======   =======   =======
Total return(b)................    20.89%    12.77%   (11.52)%
                                 =======   =======   =======
Ratios/supplemental data:
 Net assets, end of period
   (000s omitted)..............  $11,712   $12,793   $13,991
                                 =======   =======   =======
 Ratio of expenses to average
   net assets(c)...............     1.25%     1.22%     1.20%
                                 =======   =======   =======
 Ratio of net investment income
   (loss) to average net
   assets(f)...................     0.24%     0.38%     0.01%
                                 =======   =======   =======
 Portfolio turnover rate.......       69%       56%      118%
                                 =======   =======   =======
 Average broker commission
   rate(h).....................      N/A       N/A       N/A
                                 =======   =======   =======

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(a) The Fund changed investment advisors on June 30, 1992.

(b) Does not deduct sales charges and, for periods less than one year, total returns are not annualized.

(c) Ratios of expenses to average net assets prior to reduction of advisory fees and expense reimbursements were 1.15%, 1.09%, 1.17% (annualized), 1.65%, 1.83%, 1.99%, 1.80%, 1.56% and 1.29% for 1995-87, respectively.

(d) Ratios are annualized and based on average net assets of $2,584,346,866.

(e) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have been 1.05%.

(f) Ratios of net investment income (loss) to average net assets prior to reduction of advisory fees and expense reimbursements were (0.26)%, (0.28)%, (0.41)% (annualized), (0.99)%, (0.89)%, (0.11)%, (0.31)%, 0.04% and
    (0.08)% for 1995-87, respectively.

(g) Annualized.

(h) Disclosure requirement beginning with the Fund's fiscal year ending October 31, 1996.